THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—98.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.5%
L3Harris Technologies, Inc.	4,131	$861,892
Raytheon Co.	3,232	634,086
The Boeing Co.	12,224	4,650,865
TransDigm Group, Inc.	9,043	4,708,419
United Technologies Corp.	7,183	980,623
		11,835,885
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	11,023	2,122,258

APPLICATION SOFTWARE—9.1%
Adobe, Inc.*	60,483	16,708,429
Atlassian Corp. PLC Cl. A*	1,940	243,354
Autodesk, Inc.*	21,369	3,156,201
Palantir Technologies, Inc., Cl. A*,@,(a)	41,286	237,394
RealPage, Inc.*	10,564	664,053
salesforce.com, Inc.*	132,451	19,661,026
Workday, Inc., Cl. A*	15,709	2,669,902
		43,340,359
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC	48,441	4,234,712

AUTOMOTIVE RETAIL—0.4%
O’Reilly Automotive, Inc.*	4,351	1,733,917

BIOTECHNOLOGY—2.1%
AbbVie, Inc.	16,047	1,215,079
Alnylam Pharmaceuticals, Inc.*	17,229	1,385,556
Sarepta Therapeutics, Inc.*	20,271	1,526,812
Vertex Pharmaceuticals, Inc.*	34,894	5,911,741
		10,039,188
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	34,126	1,971,118

CONSTRUCTION MATERIALS—0.3%
Vulcan Materials Co.	9,515	1,439,049

DATA PROCESSING & OUTSOURCED SERVICES—8.8%
Fidelity National Information Services, Inc.	68,119	9,043,478
PayPal Holdings, Inc.*	73,986	7,664,210
Visa, Inc., Cl. A	147,242	25,327,096
		42,034,784
DIVERSIFIED BANKS—0.2%
Citigroup, Inc.	15,541	1,073,572

DIVERSIFIED SUPPORT SERVICES—1.2%
Cintas Corp.	21,556	5,779,164

FINANCIAL EXCHANGES & DATA—2.8%
Intercontinental Exchange, Inc.	82,639	7,625,100
S&P Global, Inc.	22,713	5,564,231
		13,189,331

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
FOOTWEAR—1.6%
NIKE, Inc., Cl. B	79,975	$7,511,252

GENERAL MERCHANDISE STORES—1.5%
Dollar Tree, Inc.*	61,669	7,040,133

HEALTH CARE EQUIPMENT—7.8%
Abbott Laboratories	126,224	10,561,162
Boston Scientific Corp.*	267,368	10,879,204
Danaher Corp.	76,792	11,091,069
DexCom, Inc.*	6,586	982,895
Intuitive Surgical, Inc.*	4,864	2,626,219
Medtronic PLC	6,718	729,709
		36,870,258
HEALTH CARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	4,868	743,295

HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	25,356	5,883,099

HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	24,179	2,869,564

INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	40,417	6,838,556

INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	16,019	3,553,975

INTERACTIVE HOME ENTERTAINMENT—0.2%
Activision Blizzard, Inc.	17,685	935,890

INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. C*	16,005	19,510,095
Facebook, Inc., Cl. A*	118,376	21,080,398
		40,590,493
INTERNET & DIRECT MARKETING RETAIL—11.9%
Alibaba Group Holding Ltd.#,*	89,860	15,027,288
Amazon.com, Inc.*	23,034	39,984,951
MercadoLibre, Inc.*	2,984	1,644,870
		56,657,109
INVESTMENT BANKING & BROKERAGE—0.3%
Morgan Stanley	31,451	1,342,014

LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	5,476	1,246,119

LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc.*	10,437	3,175,144
Thermo Fisher Scientific, Inc.	17,569	5,117,323
		8,292,467
MANAGED HEALTH CARE—1.3%
UnitedHealth Group, Inc.	29,072	6,317,927

METAL & GLASS CONTAINERS—1.0%
Ball Corp.	63,119	4,595,694

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.8%
Netflix, Inc.*	9,044	$2,420,355
The Walt Disney Co.	48,726	6,349,972
		8,770,327
PHARMACEUTICALS—2.2%
Allergan PLC	26,434	4,448,578
GW Pharmaceuticals PLC#,*	12,853	1,478,481
Novartis AG#	5,295	460,135
Zoetis, Inc., Cl. A	33,442	4,166,539
		10,553,733
PROPERTY & CASUALTY INSURANCE—1.3%
The Progressive Corp.	83,071	6,417,235

RAILROADS—0.6%
Union Pacific Corp.	17,517	2,837,404

RESTAURANTS—0.3%
McDonald’s Corp.	6,553	1,406,995

SEMICONDUCTOR EQUIPMENT—1.3%
Applied Materials, Inc.	122,974	6,136,403

SEMICONDUCTORS—4.1%
Broadcom, Inc.	8,954	2,471,931
Micron Technology, Inc.*	27,253	1,167,791
NVIDIA Corp.	14,482	2,520,882
NXP Semiconductors NV	68,927	7,521,314
Taiwan Semiconductor Manufacturing Co., Ltd.#	26,406	1,227,351
Xilinx, Inc.	46,572	4,466,255
		19,375,524
SPECIALTY CHEMICALS—1.5%
The Sherwin-Williams Co.	13,144	7,227,491

SYSTEMS SOFTWARE—10.4%
Microsoft Corp.	341,861	47,528,935
ServiceNow, Inc.*	8,172	2,074,462
		49,603,397
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	91,948	20,593,594

WIRELESS TELECOMMUNICATION SERVICES—0.8%
T-Mobile US, Inc.*	45,321	3,569,935
TOTAL COMMON STOCKS (Cost $338,818,986)		466,573,220

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	168,373	968,145
Palantir Technologies, Inc., Cl. D*,@,(a)	21,936	126,132
		1,094,277
TOTAL PREFERRED STOCKS (Cost $1,256,679)		1,094,277

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—0.4%	SHARES	VALUE
SPECIALIZED—0.4%
SBA Communications Corp., Cl. A	6,977	$1,682,504
(Cost $1,163,486)		1,682,504
Total Investments (Cost $341,239,151)	98.6%	$469,350,001
Unaffiliated Securities (Cost $341,239,151)	1.4%	469,350,001
Other Assets in Excess of Liabilities		6,610,725
NET ASSETS	100.0%	$475,960,726

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$268,648	0.05%	$237,394	0.05%
Palantir Technologies, Inc., Cl. B	10/7/14	1,111,840	0.22%	968,145	0.20%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.03%	126,132	0.03%
Total				$1,331,671	0.28%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—93.0%	SHARES	VALUE
AEROSPACE & DEFENSE—4.0%
HEICO Corp.	40,859	$5,102,472
Raytheon Co.	13,265	2,602,460
TransDigm Group, Inc.	5,130	2,671,037
		10,375,969
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	24,590	1,759,906

APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Levi Strauss & Co., Cl. A*	57,844	1,101,350
LVMH Moet Hennessy Louis Vuitton SE	3,443	1,365,919
		2,467,269
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	23,072	4,610,247

APPLICATION SOFTWARE—10.3%
Adobe, Inc.*	28,528	7,880,860
Anaplan, Inc.*	30,204	1,419,588
ANSYS, Inc.*	12,183	2,696,829
Atlassian Corp. PLC Cl. A*	10,425	1,307,712
Fair Isaac Corp.*	6,348	1,926,745
Palantir Technologies, Inc., Cl. A*,@,(a)	25,072	144,164
Paycom Software, Inc.*	9,164	1,919,766
PTC, Inc.*	41,453	2,826,266
RealPage, Inc.*	30,599	1,923,453
salesforce.com, Inc.*	31,588	4,688,923
		26,734,306
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC	16,387	1,432,552

BIOTECHNOLOGY—0.5%
Vertex Pharmaceuticals, Inc.*	7,420	1,257,096

DATA PROCESSING & OUTSOURCED SERVICES—5.8%
PayPal Holdings, Inc.*	49,749	5,153,499
Square, Inc., Cl. A*	66,999	4,150,588
Visa, Inc., Cl. A	34,138	5,872,077
		15,176,164
DIVERSIFIED SUPPORT SERVICES—3.5%
Cintas Corp.	25,940	6,954,514
UniFirst Corp.	11,363	2,217,149
		9,171,663
EDUCATION SERVICES—1.8%
Bright Horizons Family Solutions, Inc.*	30,391	4,634,628

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	23,801	2,717,122

HEALTH CARE EQUIPMENT—11.8%
Abbott Laboratories	27,166	2,272,979
ABIOMED, Inc.*	9,180	1,633,030
Cantel Medical Corp.	44,457	3,325,384
Danaher Corp.	19,313	2,789,377

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—93.0% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—11.8% (CONT.)
DexCom, Inc.*	25,926	$3,869,196
Insulet Corp.*	36,280	5,983,660
Intuitive Surgical, Inc.*	16,175	8,733,368
Masimo Corp.*	14,332	2,132,458
		30,739,452
HEALTH CARE SERVICES—2.1%
CVS Health Corp.	31,385	1,979,452
Guardant Health, Inc.*	53,928	3,442,224
		5,421,676
HEALTH CARE TECHNOLOGY—1.4%
Veeva Systems, Inc., Cl. A*	23,167	3,537,369

HYPERMARKETS & SUPER CENTERS—2.0%
Costco Wholesale Corp.	9,232	2,659,832
Walmart, Inc.	22,403	2,658,788
		5,318,620
INDUSTRIAL CONGLOMERATES—1.3%
Roper Technologies, Inc.	9,304	3,317,806

INSURANCE BROKERS—0.4%
eHealth, Inc.*	16,818	1,123,274

INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	18,563	2,326,687

INTERACTIVE MEDIA & SERVICES—3.8%
Alphabet, Inc., Cl. C*	2,287	2,787,853
Facebook, Inc., Cl. A*	24,158	4,302,057
Pinterest, Inc., Cl. A*	109,486	2,895,905
		9,985,815
INTERNET & DIRECT MARKETING RETAIL—8.6%
Amazon.com, Inc.*	12,944	22,469,619

INTERNET SERVICES & INFRASTRUCTURE—0.5%
Shopify, Inc., Cl. A*	4,233	1,319,257

LIFE SCIENCES TOOLS & SERVICES—2.0%
Bio-Techne Corp.	27,014	5,285,829

MOVIES & ENTERTAINMENT—4.3%
Live Nation Entertainment, Inc.*	117,660	7,805,564
The Walt Disney Co.	25,269	3,293,056
		11,098,620
MUTUAL FUNDS—3.3%
Alger 25 Fund, Cl. P(b)	720,383	8,630,189

PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	35,904	2,773,584

SEMICONDUCTORS—2.0%
Advanced Micro Devices, Inc.*	109,936	3,187,045
Xilinx, Inc.	21,997	2,109,512
		5,296,557

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—93.0% (CONT.)	SHARES	VALUE
SOFT DRINKS—1.5%
The Coca-Cola Co.	73,241	$3,987,240

SYSTEMS SOFTWARE—7.9%
Microsoft Corp.	147,982	20,573,938

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	84,523	18,930,616
TOTAL COMMON STOCKS (Cost $208,906,670)		242,473,070

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	102,250	587,937
Palantir Technologies, Inc., Cl. D*,@,(a)	13,322	76,602
		664,539
TOTAL PREFERRED STOCKS (Cost $763,164)		664,539

REAL ESTATE INVESTMENT TRUST—3.9%	SHARES	VALUE
INDUSTRIAL—1.1%
Rexford Industrial Realty, Inc.	68,348	3,008,679

SPECIALIZED—2.8%
Crown Castle International Corp.	52,514	7,299,971
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $8,080,974)		10,308,650
Total Investments (Cost $217,750,808)	97.2%	$253,446,259
Affiliated Securities (Cost $7,526,770)		8,630,189
Unaffiliated Securities (Cost $210,224,038)		244,816,070
Other Assets in Excess of Liabilities	2.8%	7,366,389
NET ASSETS	100.0%	$260,812,648

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$163,143	0.05%	$144,164	0.06%
Palantir Technologies, Inc., Cl. B	10/7/14	675,201	0.22%	587,937	0.23%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	76,602	0.03%
Total				$808,703	0.32%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—91.2%	SHARES	VALUE
AEROSPACE & DEFENSE—3.6%
General Dynamics Corp.	1,484	$271,171
The Boeing Co.	1,601	609,133
United Technologies Corp.	1,597	218,022
		1,098,326
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	1,188	142,346

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Tapestry, Inc.	6,575	171,279

ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc., Cl. A	1,100	490,204
The Blackstone Group, Inc., Cl. A	8,449	412,649
		902,853
BIOTECHNOLOGY—1.9%
AbbVie, Inc.	2,794	211,562
Amgen, Inc.	1,086	210,152
Gilead Sciences, Inc.	2,547	161,429
		583,143
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	3,745	164,368

CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	10,027	452,017

CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	2,281	131,751

COMMODITY CHEMICALS—0.2%
Dow, Inc.	1,475	70,284

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	8,866	438,069

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,756	148,716

DEPARTMENT STORES—0.6%
Kohl’s Corp.	3,488	173,214

DIVERSIFIED BANKS—6.4%
Bank of America Corp.	12,478	363,983
JPMorgan Chase & Co.	11,199	1,318,010
Wells Fargo & Co.	5,621	283,523
		1,965,516
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	916	213,419

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC	2,530	210,370

FINANCIAL EXCHANGES & DATA—2.5%
CME Group, Inc., Cl.A	3,672	776,041

HEALTH CARE EQUIPMENT—0.7%
Medtronic PLC	2,113	229,514

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—91.2% (CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—1.1%
CVS Health Corp.	5,321	$335,595

HOME IMPROVEMENT RETAIL—3.1%
The Home Depot, Inc.	4,116	954,994

HOTELS RESORTS & CRUISE LINES—1.0%
Extended Stay America, Inc.	9,711	142,169
Royal Caribbean Cruises Ltd.	1,385	150,037
		292,206
HOUSEHOLD PRODUCTS—2.2%
The Procter & Gamble Co.	5,304	659,712

HYPERMARKETS & SUPER CENTERS—1.2%
Walmart, Inc.	3,144	373,130

INDUSTRIAL CONGLOMERATES—2.6%
Honeywell International, Inc.	4,721	798,793

INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	1,562	346,545

INTEGRATED OIL & GAS—2.9%
Chevron Corp.	2,139	253,685
Exxon Mobil Corp.	5,325	375,998
TOTAL SA#	5,062	263,224
		892,907
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	8,511	322,056
Verizon Communications, Inc.	10,414	628,589
		950,645
INTERACTIVE MEDIA & SERVICES—6.0%
Alphabet, Inc., Cl. A*	543	663,079
Alphabet, Inc., Cl. C*	540	658,260
Facebook, Inc., Cl. A*	2,951	525,514
		1,846,853
INTERNET & DIRECT MARKETING RETAIL—1.5%
Amazon.com, Inc.*	269	466,960

INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	12,627	538,794

LEISURE FACILITIES—1.0%
Six Flags Entertainment Corp.	2,700	137,133
Vail Resorts, Inc.	781	177,724
		314,857
MANAGED HEALTH CARE—1.6%
UnitedHealth Group, Inc.	2,213	480,929

MULTI-LINE INSURANCE—0.9%
The Hartford Financial Services Group, Inc.	4,425	268,199

MULTI-UTILITIES—0.8%
Sempra Energy	1,741	256,989

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—91.2% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	4,567	$260,228

OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	1,315	112,091

OIL & GAS STORAGE & TRANSPORTATION—0.7%
ONEOK, Inc.	2,777	204,637

PHARMACEUTICALS—7.9%
AstraZeneca PLC#	5,343	238,138
Eli Lilly & Co.	2,564	286,732
GlaxoSmithKline PLC#	5,249	224,027
Johnson & Johnson	4,495	581,563
Merck & Co., Inc.	5,072	426,961
Novartis AG#	1,669	145,036
Pfizer, Inc.	13,962	501,655
		2,404,112
RAILROADS—0.7%
Union Pacific Corp.	1,322	214,138

RESTAURANTS—1.4%
Darden Restaurants, Inc.	1,365	161,370
McDonald’s Corp.	1,220	261,946
		423,316
SEMICONDUCTOR EQUIPMENT—1.5%
KLA Corp.	2,839	452,679

SEMICONDUCTORS—3.1%
Broadcom, Inc.	1,600	441,712
QUALCOMM, Inc.	3,668	279,795
Taiwan Semiconductor Manufacturing Co., Ltd.#	4,574	212,600
		934,107
SOFT DRINKS—2.8%
PepsiCo, Inc.	4,113	563,892
The Coca-Cola Co.	5,457	297,079
		860,971
SPECIALTY CHEMICALS—0.3%
DuPont de Nemours, Inc.	1,475	105,182

SYSTEMS SOFTWARE—8.1%
Microsoft Corp.	17,943	2,494,615

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.5%
Apple, Inc.	6,147	1,376,744

TOBACCO—1.4%
Altria Group, Inc.	10,308	421,597
TOTAL COMMON STOCKS (Cost $14,795,145)		27,913,751

MASTER LIMITED PARTNERSHIP—1.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
The Carlyle Group LP	6,702	171,303

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.3% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP	4,620	$210,118
TOTAL MASTER LIMITED PARTNERSHIP (Cost $302,969)		381,421

REAL ESTATE INVESTMENT TRUST—5.3%	SHARES	VALUE
HEALTH CARE—0.9%
Welltower, Inc.	3,027	274,397

INDUSTRIAL—0.6%
Americold Realty Trust	5,226	193,728

MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	6,807	244,031

SPECIALIZED—3.0%
Crown Castle International Corp.	3,066	426,205
CyrusOne, Inc.	3,289	260,160
Lamar Advertising Co., Cl. A	2,835	232,271
		918,636
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,104,683)		1,630,792
Total Investments (Cost $16,202,797)	97.8%	$29,925,964
Unaffiliated Securities (Cost $16,202,797)		29,925,964
Other Assets in Excess of Liabilities	2.2%	686,098
NET ASSETS	100.0%	$30,612,062

# American Depositary Receipts.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—89.5%	SHARES	VALUE
AEROSPACE & DEFENSE—4.4%
Arconic, Inc.	46,191	$1,200,966
HEICO Corp.	7,329	915,246
L3Harris Technologies, Inc.	4,567	952,859
Mercury Systems, Inc.*	16,737	1,358,542
TransDigm Group, Inc.	2,651	1,380,296
		5,807,909
AIR FREIGHT & LOGISTICS—1.2%
XPO Logistics, Inc.*	22,401	1,603,240

APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Levi Strauss & Co., Cl. A*	69,617	1,325,508
Lululemon Athletica, Inc.*	10,444	2,010,783
		3,336,291
APPAREL RETAIL—1.7%
Burlington Stores, Inc.*	11,630	2,323,907

APPLICATION SOFTWARE—7.9%
Anaplan, Inc.*	19,598	921,106
ANSYS, Inc.*	3,145	696,177
Aspen Technology, Inc.*	7,371	907,223
Atlassian Corp. PLC, Cl. A*	10,681	1,339,825
Avalara, Inc.*	32,360	2,177,504
Benefitfocus, Inc.*	26,936	641,346
Cadence Design Systems, Inc.*	10,383	686,109
Fair Isaac Corp.*	3,226	979,155
Palantir Technologies, Inc., Cl. A*,@,(a)	12,572	72,289
Paycom Software, Inc.*	3,288	688,803
PTC, Inc.*	20,490	1,397,008
		10,506,545
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC	14,903	1,302,820

AUTOMOTIVE RETAIL—1.5%
O’Reilly Automotive, Inc.*	4,970	1,980,595

BIOTECHNOLOGY—2.7%
Alnylam Pharmaceuticals, Inc.*	7,104	571,304
Genmab AS#,*	38,271	775,370
Neurocrine Biosciences, Inc.*	5,019	452,262
Repligen Corp.*	12,692	973,349
Sarepta Therapeutics, Inc.*	11,101	836,127
		3,608,412
BROADCASTING—0.4%
Discovery, Inc. Cl. A*	18,767	499,765

CABLE & SATELLITE—0.5%
Altice USA, Inc., Cl. A*	23,525	674,697

COMMUNICATIONS EQUIPMENT—1.0%
Motorola Solutions, Inc.	7,822	1,332,947

CONSTRUCTION MATERIALS—1.1%
Vulcan Materials Co.	9,359	1,415,455

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—89.5% (CONT.)	SHARES	VALUE
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	7,291	$617,475

DATA PROCESSING & OUTSOURCED SERVICES—7.4%
Fidelity National Information Services, Inc.	17,444	2,315,865
Fiserv, Inc.*	40,206	4,164,940
Global Payments, Inc.	13,397	2,130,123
Square, Inc., Cl. A*	22,145	1,371,883
		9,982,811
DIVERSIFIED SUPPORT SERVICES—4.2%
Cintas Corp.	7,999	2,144,532
IAA, Inc.*	36,671	1,530,281
KAR Auction Services, Inc.	48,872	1,199,808
UniFirst Corp.	3,626	707,505
		5,582,126
EDUCATION SERVICES—1.3%
Bright Horizons Family Solutions, Inc.*	11,204	1,708,610

ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
AMETEK, Inc.	20,610	1,892,410
Sunrun, Inc.*	76,101	1,271,267
		3,163,677
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
Cognex Corp.	14,375	706,244
FLIR Systems, Inc.	13,035	685,511
Trimble, Inc.*	35,169	1,364,909
		2,756,664
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
Waste Connections, Inc.	26,111	2,402,212

FINANCIAL EXCHANGES & DATA—1.7%
MarketAxess Holdings, Inc.	4,989	1,633,897
Tradeweb Markets, Inc., Cl. A	16,707	617,825
		2,251,722
FOOD DISTRIBUTORS—1.0%
US Foods Holding Corp.*	33,150	1,362,465

GENERAL MERCHANDISE STORES—1.6%
Dollar Tree, Inc.*	18,279	2,086,731

HEALTH CARE EQUIPMENT—5.3%
ABIOMED, Inc.*	2,198	391,002
DexCom, Inc.*	14,052	2,097,121
IDEXX Laboratories, Inc.*	4,053	1,102,132
Insulet Corp.*	12,275	2,024,516
Masimo Corp.*	6,953	1,034,537
Tandem Diabetes Care, Inc.*	7,282	429,492
		7,078,800
HEALTH CARE SERVICES—0.9%
Guardant Health, Inc.*	19,199	1,225,472

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—89.5% (CONT.)	SHARES	VALUE
HEALTH CARE SUPPLIES—0.1%
SmileDirectClub, Inc., Cl. A*	10,319	$143,228

HEALTH CARE TECHNOLOGY—1.4%
Phreesia, Inc.*	13,140	318,513
Teladoc Health, Inc.*	6,350	430,022
Veeva Systems, Inc., Cl. A*	7,030	1,073,411
		1,821,946
HOMEFURNISHING RETAIL—1.1%
Bed Bath & Beyond, Inc.	133,275	1,418,046

INDUSTRIAL MACHINERY—0.6%
Lincoln Electric Holdings, Inc.	8,700	754,812

INSURANCE BROKERS—0.7%
eHealth, Inc.*	14,069	939,669

INTERACTIVE HOME ENTERTAINMENT—1.0%
Take-Two Interactive Software, Inc.*	10,845	1,359,312

INTERACTIVE MEDIA & SERVICES—3.3%
IAC/InterActiveCorp*	1,180	257,205
Pinterest, Inc., Cl. A*	92,445	2,445,170
Twitter, Inc.*	39,489	1,626,947
		4,329,322
INTERNET & DIRECT MARKETING RETAIL—0.5%
MercadoLibre, Inc.*	1,167	643,285

INTERNET SERVICES & INFRASTRUCTURE—1.5%
Akamai Technologies, Inc.*	7,585	693,117
VeriSign, Inc.*	7,062	1,332,105
		2,025,222
LEISURE FACILITIES—1.7%
Planet Fitness, Inc., Cl. A*	39,382	2,279,036

LIFE SCIENCES TOOLS & SERVICES—3.1%
Adaptive Biotechnologies Corp.*	9,718	300,286
Bio-Techne Corp.	11,028	2,157,849
Lonza Group AG*	793	268,320
Medpace Holdings, Inc.*	5,646	474,490
NanoString Technologies, Inc.*	33,141	715,514
Personalis, Inc.*	18,403	270,064
		4,186,523
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	15,111	1,100,232

MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	38,063	2,525,099

PACKAGED FOODS & MEATS—0.6%
Lamb Weston Holdings, Inc.	10,648	774,323

PHARMACEUTICALS—2.4%
Aerie Pharmaceuticals, Inc.*	28,894	555,343
Fulcrum Therapeutics, Inc.*	19,515	129,579
GW Pharmaceuticals PLC#,*	12,395	1,425,797

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—89.5% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—2.4% (CONT.)
Zoetis, Inc., Cl. A	9,149	$1,139,874
		3,250,593
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	18,333	1,416,224

REGIONAL BANKS—0.5%
SVB Financial Group*	3,202	669,058

RESEARCH & CONSULTING SERVICES—3.3%
CoStar Group, Inc.*	1,778	1,054,710
IHS Markit Ltd.*	19,276	1,289,179
Verisk Analytics, Inc., Cl. A	13,239	2,093,615
		4,437,504
RESTAURANTS—2.9%
Shake Shack, Inc., Cl. A*	29,165	2,859,337
Wingstop, Inc.	11,958	1,043,694
		3,903,031
SEMICONDUCTOR EQUIPMENT—1.0%
KLA Corp.	8,202	1,307,809

SEMICONDUCTORS—2.6%
Advanced Micro Devices, Inc.*	67,292	1,950,795
Micron Technology, Inc.*	11,376	487,462
Xilinx, Inc.	10,988	1,053,749
		3,492,006
SPECIALTY STORES—0.8%
Ulta Beauty, Inc.*	4,133	1,035,936

TRUCKING—0.5%
Old Dominion Freight Line, Inc.	4,221	717,443
TOTAL COMMON STOCKS (Cost $107,403,919)		119,141,007

PREFERRED STOCKS—0.5%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	51,276	294,837
Palantir Technologies, Inc., Cl. D*,@,(a)	6,681	38,416
		333,253
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	340,838
TOTAL PREFERRED STOCKS (Cost $1,149,596)		674,091

RIGHTS—1.0%	SHARES	VALUE
BIOTECHNOLOGY—1.0%
Tolero CDR*,@,(a),(c)	425,098	1,322,055
(Cost $227,341)		1,322,055

REAL ESTATE INVESTMENT TRUST—5.9%	SHARES	VALUE
HEALTH CARE—2.1%
Welltower, Inc.	31,554	2,860,370

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—5.9% (CONT.)	SHARES	VALUE
INDUSTRIALS—1.1%
Americold Realty Trust	18,390	$681,717
Rexford Industrial Realty, Inc.	18,591	818,376
		1,500,093
RESIDENTIAL—0.6%
Equity LifeStyle Properties, Inc.	5,818	777,285

SPECIALIZED—2.1%
Crown Castle International Corp.	20,156	2,801,886
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $6,513,528)		7,939,634
Total Investments (Cost $115,294,384)	96.9%	$129,076,787
Affiliated Securities (Cost $766,885)		340,838
Unaffiliated Securities (Cost $114,527,499)		128,735,949
Other Assets in Excess of Liabilities	3.1%	4,074,620
NET ASSETS	100.0%	$133,151,407

#                 American Depositary Receipts.

*                 Non-income producing security.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Contingent Deferred Rights.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$81,806	0.05%	$72,289	0.05%
Palantir Technologies, Inc., Cl. B	10/7/14	338,598	0.22%	294,837	0.22%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	38,416	0.03%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	340,838	0.26%
Tolero CDR	2/6/17	227,341	0.18%	1,322,055	0.99%
Total				$2,068,435	1.55%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.3%
Kratos Defense & Security Solutions, Inc.*	1,771	$32,932

AIR FREIGHT & LOGISTICS—0.8%
XPO Logistics, Inc.*	153	10,950

APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Canada Goose Holdings, Inc.*	828	36,407

APPLICATION SOFTWARE—21.2%
2U, Inc.*	102	1,661
Altair Engineering, Inc., Cl. A*	575	19,907
Avalara, Inc.*	424	28,531
Ebix, Inc.	669	28,165
Everbridge, Inc.*	426	26,288
Globant SA*	285	26,100
HubSpot, Inc.*	122	18,496
Paylocity Holding Corp.*	795	77,576
SPS Commerce, Inc.*	529	24,900
Telaria, Inc.*	1,301	8,990
The Trade Desk, Inc., Cl. A*	229	42,949
		303,563
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Hamilton Lane, Inc., Cl. A	554	31,556

BIOTECHNOLOGY—6.5%
ACADIA Pharmaceuticals, Inc.*	845	30,412
Acorda Therapeutics, Inc.*	716	2,055
Portola Pharmaceuticals, Inc.*	1,511	40,525
Puma Biotechnology, Inc.*	1,425	15,340
Ultragenyx Pharmaceutical, Inc.*	109	4,663
		92,995
EDUCATION SERVICES—4.8%
Chegg, Inc.*	2,317	69,394

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
nLight, Inc.*	270	4,228
Novanta, Inc.*	207	16,916
		21,144
ENVIRONMENTAL & FACILITIES SERVICES—4.7%
Casella Waste Systems, Inc., Cl. A*	1,579	67,802

GENERAL MERCHANDISE STORES—2.3%
Ollie’s Bargain Outlet Holdings, Inc.*	559	32,780

HEALTH CARE DISTRIBUTORS—1.7%
PetIQ, Inc., Cl. A*	881	24,016

HEALTH CARE EQUIPMENT—15.1%
Glaukos Corp.*	820	51,258
Insulet Corp.*	510	84,114
Nevro Corp.*	934	80,296
		215,668

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—2.7%
US Physical Therapy, Inc.	297	$38,773

HEALTH CARE TECHNOLOGY—0.4%
Tabula Rasa HealthCare, Inc.*	91	5,000

HOTELS RESORTS & CRUISE LINES—0.5%
Lindblad Expeditions Holdings, Inc.*	453	7,592

INDUSTRIAL MACHINERY—1.4%
The Middleby Corp.*	174	20,341

INSURANCE BROKERS—0.6%
eHealth, Inc.*	137	9,150

INTERACTIVE MEDIA & SERVICES—0.1%
Care.com, Inc.*	144	1,505

INTERNET & DIRECT MARKETING RETAIL—3.3%
Wayfair, Inc., Cl. A*	423	47,427

IT CONSULTING & OTHER SERVICES—3.3%
EPAM Systems, Inc.*	262	47,768

LEISURE FACILITIES—3.2%
Planet Fitness, Inc., Cl. A*	788	45,602

OIL & GAS EQUIPMENT & SERVICES—0.7%
Solaris Oilfield Infrastructure, Inc., Cl. A	715	9,595

PHARMACEUTICALS—1.6%
Aerie Pharmaceuticals, Inc.*	226	4,344
Dermira, Inc.*	2,984	19,068
		23,412
REAL ESTATE SERVICES—5.9%
FirstService Corp.	827	84,825

REGIONAL BANKS—2.1%
Independent Bank Group, Inc.	332	17,467
Signature Bank	111	13,233
		30,700
SEMICONDUCTORS—0.2%
Impinj, Inc.*	93	2,867

SYSTEMS SOFTWARE—2.6%
Rapid7, Inc.*	700	31,773
Zuora, Inc., Cl. A*	343	5,162
		36,935
THRIFTS & MORTGAGE FINANCE—0.3%
Axos Financial, Inc.*	129	3,567

TRADING COMPANIES & DISTRIBUTORS—2.5%
SiteOne Landscape Supply, Inc.*	474	35,085
TOTAL COMMON STOCKS (Cost $1,260,718)		1,389,351

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—1.5%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$21,230
(Cost $47,768)		21,230
Total Investments (Cost $1,308,486)	98.5%	$1,410,581
Affiliated Securities (Cost $47,768)		21,230
Unaffiliated Securities (Cost $1,260,718)		1,389,351
Other Assets in Excess of Liabilities	1.5%	20,760
NET ASSETS	100.0%	$1,431,341

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$21,230	1.48%
Total				$21,230	1.48%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—95.7%	SHARES	VALUE
AEROSPACE & DEFENSE—2.4%
Hexcel Corp.	15,203	$1,248,622
Mercury Systems, Inc.*	46,580	3,780,899
		5,029,521
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Canada Goose Holdings, Inc.*	38,417	1,689,196
Levi Strauss & Co., Cl. A*	29,268	557,263
		2,246,459
APPAREL RETAIL—2.0%
Burlington Stores, Inc.*	20,992	4,194,621

APPLICATION SOFTWARE—21.6%
ACI Worldwide, Inc.*	133,803	4,191,379
Avalara, Inc.*	82,284	5,536,890
Blackbaud, Inc.	51,227	4,627,847
Blackline, Inc.*	23,032	1,101,160
Coupa Software, Inc.*	23,049	2,986,459
Everbridge, Inc.*	35,770	2,207,367
Guidewire Software, Inc.*	26,442	2,786,458
HubSpot, Inc.*	26,436	4,007,962
Manhattan Associates, Inc.*	33,151	2,674,291
Medallia, Inc.*	2,650	72,690
MicroStrategy, Inc., Cl. A*	12,028	1,784,594
Paycom Software, Inc.*	18,723	3,922,281
Q2 Holdings, Inc.*	47,972	3,783,552
Smartsheet, Inc., Cl. A*	37,380	1,346,801
SPS Commerce, Inc.*	39,306	1,850,133
Tyler Technologies, Inc.*	7,426	1,949,325
		44,829,189
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	358,064	1,870,884

BIOTECHNOLOGY—4.0%
CareDx, Inc.*	168,127	3,801,351
Exact Sciences Corp.*	23,076	2,085,378
Portola Pharmaceuticals, Inc.*	30,969	830,589
Repligen Corp.*	21,457	1,645,537
		8,362,855
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	24,531	1,023,679

ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	20,272	1,310,382

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.4%
Cognex Corp.	72,125	3,543,501
FLIR Systems, Inc.	68,651	3,610,356
		7,153,857
FINANCIAL EXCHANGES & DATA—0.5%
Tradeweb Markets, Inc., Cl. A	27,290	1,009,184

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.7% (CONT.)	SHARES	VALUE
FOOD RETAIL—0.1%
Grocery Outlet Holding Corp.*	4,719	$163,655

GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	17,738	1,040,156

HEALTH CARE EQUIPMENT—13.6%
ABIOMED, Inc.*	15,277	2,717,626
Axogen, Inc.*	39,028	487,069
Cantel Medical Corp.	63,023	4,714,120
CryoPort, Inc.*	70,752	1,157,149
DexCom, Inc.*	23,049	3,439,833
Inmode Ltd.*	17,177	369,477
Inogen, Inc.*	31,298	1,499,487
Insulet Corp.*	60,130	9,917,241
Tandem Diabetes Care, Inc.*	63,573	3,749,536
		28,051,538
HEALTH CARE SERVICES—0.5%
Guardant Health, Inc.*	14,904	951,322

HEALTH CARE SUPPLIES—6.8%
Neogen Corp.*	90,014	6,130,854
OraSure Technologies, Inc.*	108,532	810,734
Quidel Corp.*	115,507	7,086,354
SmileDirectClub, Inc., Cl. A*	169	2,346
		14,030,288
HEALTH CARE TECHNOLOGY—6.8%
Teladoc Health, Inc.*	23,621	1,599,614
Veeva Systems, Inc., Cl. A*	61,937	9,457,161
Vocera Communications, Inc.*	121,250	2,988,813
		14,045,588
HYPERMARKETS & SUPER CENTERS—1.1%
BJ’s Wholesale Club Holdings, Inc.*	84,490	2,185,756

INSURANCE BROKERS—0.4%
eHealth, Inc.*	13,791	921,101

INTERACTIVE HOME ENTERTAINMENT—1.5%
Take-Two Interactive Software, Inc.*	25,507	3,197,047

INTERACTIVE MEDIA & SERVICES—0.4%
Pinterest, Inc., Cl. A*	32,389	856,689

INTERNET & DIRECT MARKETING RETAIL—2.2%
Etsy, Inc.*	54,100	3,056,650
GrubHub, Inc.*	24,064	1,352,637
		4,409,287
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Shopify, Inc., Cl. A*	12,944	4,034,127

IT CONSULTING & OTHER SERVICES—0.9%
InterXion Holding NV*	24,137	1,966,200

LEISURE FACILITIES—1.5%
Planet Fitness, Inc., Cl. A*	51,935	3,005,478

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.7% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—5.7%
Bio-Techne Corp.	36,980	$7,235,877
NanoString Technologies, Inc.*	99,074	2,139,008
Personalis, Inc.*	6,882	100,993
PRA Health Sciences, Inc.*	23,056	2,287,847
		11,763,725
MANAGED HEALTH CARE—0.9%
HealthEquity, Inc.*	31,654	1,808,868

MOVIES & ENTERTAINMENT—2.2%
Live Nation Entertainment, Inc.*	67,785	4,496,857

OIL & GAS EQUIPMENT & SERVICES—1.0%
DMC Global, Inc.	36,574	1,608,525
ProPetro Holding Corp.*	54,940	499,405
		2,107,930
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Denbury Resources, Inc.*	327,977	390,293
Magnolia Oil & Gas Corp., Cl. A*	100,519	1,115,761
		1,506,054
PERSONAL PRODUCTS—0.5%
elf Beauty, Inc.*	62,813	1,099,856

PHARMACEUTICALS—0.4%
Aerie Pharmaceuticals, Inc.*	42,112	809,393

RESTAURANTS—3.1%
Shake Shack, Inc., Cl. A*	47,018	4,609,645
Wingstop, Inc.	22,061	1,925,484
		6,535,129
SEMICONDUCTORS—0.7%
Universal Display Corp.	8,921	1,497,836

SPECIALTY CHEMICALS—2.0%
Balchem Corp.	42,095	4,175,403

SPECIALTY STORES—0.9%
Five Below, Inc.*	14,379	1,813,192

SYSTEMS SOFTWARE—2.4%
Proofpoint, Inc.*	39,383	5,082,376
TOTAL COMMON STOCKS (Cost $112,167,899)		198,585,482

PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	150,766
(Cost $339,224)		150,766

RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Tolero CDR*,@,(b),(c)	287,830	895,151
(Cost $155,594)		895,151

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $112,662,717)	96.2%	$199,631,399
Affiliated Securities (Cost $339,224)		150,766
Unaffiliated Securities (Cost $112,323,493)		199,480,633
Other Assets in Excess of Liabilities	3.8%	7,838,398
NET ASSETS	100.0%	$207,469,797

(a)         Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$339,224	0.10%	$150,766	0.07%
Tolero CDR	2/6/17	155,594	0.08%	895,151	0.43%
Total				$1,045,917	0.50%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited)

COMMON STOCKS—56.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
General Dynamics Corp.	1,394	$254,726
The Boeing Co.	1,548	588,967
United Technologies Corp.	1,561	213,108
		1,056,801
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc., Cl. B	1,221	146,300

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Tapestry, Inc.	6,419	167,215

ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock, Inc., Cl. A	1,026	457,227
The Blackstone Group, Inc. Cl., A	7,866	384,175
		841,402
BIOTECHNOLOGY—1.2%
AbbVie, Inc.	2,705	204,823
Amgen, Inc.	1,056	204,346
Gilead Sciences, Inc.	2,516	159,464
		568,633
BUILDING PRODUCTS—0.3%
Johnson Controls International PLC	3,449	151,377

CABLE & SATELLITE—0.9%
Comcast Corp., Cl. A	9,684	436,555

CASINOS & GAMING—0.3%
Las Vegas Sands Corp.	2,121	122,509

COMMODITY CHEMICALS—0.1%
Dow, Inc.	1,424	67,854

COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	8,567	423,295

CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,641	138,976

DEPARTMENT STORES—0.3%
Kohl’s Corp.	3,272	162,488

DIVERSIFIED BANKS—4.0%
Bank of America Corp.	12,178	355,232
JPMorgan Chase & Co.	10,625	1,250,456
Wells Fargo & Co.	5,357	270,207
		1,875,895
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	875	203,866

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC	2,452	203,884

FINANCIAL EXCHANGES & DATA—1.6%
CME Group, Inc., Cl.A	3,591	758,922

HEALTH CARE EQUIPMENT—0.5%
Medtronic PLC	1,995	216,697

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—56.8% (CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—0.7%
CVS Health Corp.	4,976	$313,836

HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	3,936	913,231

HOTELS RESORTS & CRUISE LINES—0.6%
Extended Stay America, Inc.	9,124	133,575
Royal Caribbean Cruises Ltd.	1,352	146,462
		280,037
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	5,117	636,452

HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	3,100	367,908

INDUSTRIAL CONGLOMERATES—1.6%
Honeywell International, Inc.	4,508	762,754

INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,525	338,337

INTEGRATED OIL & GAS—1.8%
Chevron Corp.	2,090	247,874
Exxon Mobil Corp.	5,101	360,182
TOTAL SA#	4,838	251,576
		859,632
INTEGRATED TELECOMMUNICATION SERVICES—2.0%
AT&T, Inc.	8,245	311,991
Verizon Communications, Inc.	9,896	597,323
		909,314
INTERACTIVE MEDIA & SERVICES—3.7%
Alphabet, Inc., Cl. A*	520	634,993
Alphabet, Inc., Cl. C*	508	619,252
Facebook, Inc., Cl. A*	2,818	501,829
		1,756,074
INTERNET & DIRECT MARKETING RETAIL—1.0%
Amazon.com, Inc.*	259	449,601

INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	12,323	525,822

LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	2,669	135,558
Vail Resorts, Inc.	757	172,263
		307,821
MANAGED HEALTH CARE—1.0%
UnitedHealth Group, Inc.	2,167	470,932

MULTI-LINE INSURANCE—0.6%
The Hartford Financial Services Group, Inc.	4,328	262,320

MULTI-UTILITIES—0.5%
Sempra Energy	1,710	252,413

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

COMMON STOCKS—56.8% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—0.5%
ConocoPhillips	4,449	$253,504

OIL & GAS REFINING & MARKETING—0.2%
Valero Energy Corp.	1,282	109,278

OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,579	190,047

PHARMACEUTICALS—4.9%
AstraZeneca PLC#	5,078	226,326
Eli Lilly & Co.	2,502	279,799
GlaxoSmithKline PLC#	5,029	214,638
Johnson & Johnson	4,133	534,727
Merck & Co., Inc.	4,949	416,607
Novartis AG#	1,551	134,782
Pfizer, Inc.	13,443	483,007
		2,289,886
RAILROADS—0.4%
Union Pacific Corp.	1,259	203,933

RESTAURANTS—0.8%
Darden Restaurants, Inc.	1,279	151,203
McDonald’s Corp.	1,140	244,769
		395,972
SEMICONDUCTOR EQUIPMENT—0.9%
KLA Corp.	2,787	444,387

SEMICONDUCTORS—1.9%
Broadcom, Inc.	1,482	409,136
QUALCOMM, Inc.	3,508	267,590
Taiwan Semiconductor Manufacturing Co., Ltd.#	4,273	198,609
		875,335
SOFT DRINKS—1.8%
PepsiCo, Inc.	3,958	542,642
The Coca-Cola Co.	5,104	277,862
		820,504
SPECIALTY CHEMICALS—0.2%
DuPont de Nemours, Inc.	1,424	101,545

SYSTEMS SOFTWARE—5.1%
Microsoft Corp.	17,338	2,410,502

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Apple, Inc.	5,911	1,323,887

TOBACCO—0.9%
Altria Group, Inc.	9,899	404,869
TOTAL COMMON STOCKS (Cost $15,924,604)		26,772,802

MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
The Carlyle Group LP	6,242	159,546

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—0.8% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,546	$206,752
TOTAL MASTER LIMITED PARTNERSHIP (Cost $290,474)		366,298

REAL ESTATE INVESTMENT TRUST—3.3%	SHARES	VALUE
HEALTH CARE—0.6%
Welltower, Inc.	2,947	267,146
INDUSTRIAL—0.4%
Americold Realty Trust	4,853	179,901
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	6,717	240,804
SPECIALIZED—1.8%
Crown Castle International Corp.	2,997	416,613
CyrusOne, Inc.	3,124	247,108
Lamar Advertising Co., Cl. A	2,654	217,442
		881,163
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,102,430)		1,569,014

CORPORATE BONDS—30.2%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—3.8%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,783,760

DIVERSIFIED BANKS—4.4%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,040,558
Wells Fargo & Co., 3.30%, 9/9/24	1,000,000	1,044,614
		2,085,172
INTEGRATED OIL & GAS—2.2%
Total Capital SA, 4.45%, 6/24/20	1,000,000	1,017,543

INTEGRATED TELECOMMUNICATION SERVICES—3.1%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,455,429

PACKAGED FOODS & MEATS—4.3%
Campbell Soup Co., 2.50%, 8/2/22	2,000,000	2,008,004

SEMICONDUCTORS—3.4%
Altera Corp., 4.10%, 11/15/23	1,500,000	1,622,783

SYSTEMS SOFTWARE—2.1%
Microsoft Corp., 1.85%, 2/12/20	1,000,000	999,218

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc., 1.80%, 5/11/20	1,200,000	1,199,352
HP, Inc., 4.38%, 9/15/21	2,000,000	2,081,808
		3,281,160
TOTAL CORPORATE BONDS (Cost $13,955,352)		14,253,069

U.S. TREASURY OBLIGATIONS—4.2%	PRINCIPAL AMOUNT	VALUE
ZCP, 11/7/19	500,000	498,993
ZCP, 11/14/19	1,000,000	997,769

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2019 (Unaudited) (Continued)

U.S. TREASURY OBLIGATIONS—4.2% (CONT.)	PRINCIPAL AMOUNT	VALUE
ZCP, 2/6/20	500,000	$496,676
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,993,438)		1,993,438
Total Investments (Cost $33,266,298)	95.3%	$44,954,621
Unaffiliated Securities (Cost $33,266,298)		44,954,621
Other Assets in Excess of Liabilities	4.7%	2,213,153
NET ASSETS	100.0%	$47,167,774

#                 American Depositary Receipts.

*                 Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios’ are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee meets at least quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2019, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$53,866,645	$53,866,645	$—	$—
Consumer Discretionary	89,806,712	89,806,712	—	—
Consumer Staples	2,869,564	2,869,564	—	—
Financials	22,022,152	22,022,152	—	—
Health Care	72,816,868	72,816,868	—	—
Industrials	27,291,009	27,291,009	—	—
Information Technology	181,084,061	180,846,667	—	237,394
Materials	16,816,209	16,816,209	—	—
TOTAL COMMON STOCKS	$466,573,220	$466,335,826	$—	$237,394
PREFERRED STOCKS
Information Technology	1,094,277	—	—	1,094,277
REAL ESTATE INVESTMENT TRUST
Real Estate	1,682,504	1,682,504	—	—
TOTAL INVESTMENTS IN SECURITIES	$469,350,001	$468,018,330	$—	$1,331,671

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$23,411,122	$23,411,122	$—	$—
Consumer Discretionary	38,331,437	36,965,518	1,365,919	—
Consumer Staples	9,305,860	9,305,860	—	—
Financials	3,896,858	3,896,858	—	—
Health Care	46,241,422	46,241,422	—	—
Industrials	24,625,344	24,625,344	—	—
Information Technology	88,030,838	87,886,674	—	144,164
Mutual Funds	8,630,189	8,630,189	—	—
TOTAL COMMON STOCKS	$242,473,070	$240,962,987	$1,365,919	$144,164
PREFERRED STOCKS
Information Technology	664,539	—	—	664,539
REAL ESTATE INVESTMENT TRUST
Real Estate	10,308,650	10,308,650	—	—
TOTAL INVESTMENTS IN SECURITIES	$253,446,259	$251,271,637	$1,365,919	$808,703

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,249,515	$3,249,515	$—	$—
Consumer Discretionary	3,077,293	3,077,293	—	—
Consumer Staples	2,315,410	2,315,410	—	—
Energy	1,469,863	1,469,863	—	—
Financials	4,451,403	4,451,403	—	—
Health Care	4,033,293	4,033,293	—	—
Industrials	2,628,341	2,628,341	—	—
Information Technology	5,696,214	5,696,214	—	—
Materials	522,011	522,011	—	—
Utilities	470,408	470,408	—	—
TOTAL COMMON STOCKS	$27,913,751	$27,913,751	$—	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP
Energy	$210,118	$210,118	$—	$—
Financials	171,303	171,303	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$381,421	$381,421	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,630,792	1,630,792	—	—
TOTAL INVESTMENTS IN SECURITIES	$29,925,964	$29,925,964	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,388,195	$9,388,195	$—	$—
Consumer Discretionary	22,635,763	22,635,763	—	—
Consumer Staples	2,136,788	2,136,788	—	—
Financials	5,276,673	5,276,673	—	—
Health Care	21,314,974	21,046,654	268,320	—
Industrials	24,468,923	24,468,923	—	—
Information Technology	31,404,004	31,331,715	—	72,289
Materials	2,515,687	2,515,687	—	—
TOTAL COMMON STOCKS	$119,141,007	$118,800,398	$268,320	$72,289
PREFERRED STOCKS
Health Care	340,838	—	—	340,838
Information Technology	333,253	—	—	333,253
TOTAL PREFERRED STOCKS	$674,091	$—	$—	$674,091
REAL ESTATE INVESTMENT TRUST
Real Estate	7,939,634	7,939,634	—	—
RIGHTS
Health Care	1,322,055	—	—	1,322,055
TOTAL INVESTMENTS IN SECURITIES	$129,076,787	$126,740,032	$268,320	$2,068,435

Alger SMid Cap Focus Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,505	$1,505	$—	$—
Consumer Discretionary	239,202	239,202	—	—
Energy	9,595	9,595	—	—
Financials	74,973	74,973	—	—
Health Care	399,864	399,864	—	—
Industrials	167,110	167,110	—	—
Information Technology	412,277	412,277	—	—
Real Estate	84,825	84,825	—	—
TOTAL COMMON STOCKS	$1,389,351	$1,389,351	$—	$—
PREFERRED STOCKS
Health Care	21,230	—	—	21,230
TOTAL INVESTMENTS IN SECURITIES	$1,410,581	$1,389,351	$—	$21,230

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,550,593	$8,550,593	$—	$—
Consumer Discretionary	23,244,322	23,244,322	—	—
Consumer Staples	3,449,267	3,449,267	—	—
Energy	3,613,984	3,613,984	—	—
Financials	3,801,169	3,801,169	—	—
Health Care	79,823,577	79,823,577	—	—
Industrials	6,053,200	6,053,200	—	—
Information Technology	65,873,967	65,873,967	—	—
Materials	4,175,403	4,175,403	—	—
TOTAL COMMON STOCKS	$198,585,482	$198,585,482	$—	$—
PREFERRED STOCKS
Health Care	150,766	—	—	150,766
RIGHTS
Health Care	895,151	—	—	895,151
TOTAL INVESTMENTS IN SECURITIES	$199,631,399	$198,585,482	$—	$1,045,917

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,101,943	$3,101,943	$—	$—
Consumer Discretionary	2,937,850	2,937,850	—	—
Consumer Staples	2,229,733	2,229,733	—	—
Energy	1,412,461	1,412,461	—	—
Financials	4,264,361	4,264,361	—	—
Health Care	3,859,984	3,859,984	—	—
Industrials	2,525,049	2,525,049	—	—
Information Technology	5,477,406	5,477,406	—	—
Materials	507,736	507,736	—	—
Utilities	456,279	456,279	—	—
TOTAL COMMON STOCKS	$26,772,802	$26,772,802	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	206,752	206,752	—	—
Financials	159,546	159,546	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$366,298	$366,298	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,569,014	1,569,014	—	—
CORPORATE BONDS
Communication Services	1,455,429	—	1,455,429	—
Consumer Staples	2,008,004	—	2,008,004	—
Energy	1,017,543	—	1,017,543	—
Financials	2,085,172	—	2,085,172	—
Industrials	1,783,760	—	1,783,760	—
Information Technology	5,903,161	—	5,903,161	—
TOTAL CORPORATE BONDS	$14,253,069	$—	$14,253,069	$—
SHORT-TERM INVESTMENT
U.S. Treasury Obligations	1,993,438	—	1,993,438	—
TOTAL INVESTMENTS IN SECURITIES	$44,954,621	$28,708,114	$16,246,507	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2019	$237,394
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	237,394
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$1,299,407
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(342,371)
Included in net change in unrealized appreciation (depreciation) on investments	471,465
Purchases and sales
Purchases	—
Sales	(334,224)
Closing balance at September 30, 2019	1,094,277
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2019	$144,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	144,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$798,503
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(223,592)
Included in net change in unrealized appreciation (depreciation) on investments	307,900
Purchases and sales
Purchases	—
Sales	(218,272)
Closing balance at September 30, 2019	664,539
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2019	$72,289
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	72,289
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$741,524
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(118,237)
Included in net change in unrealized appreciation (depreciation) on investments	166,228
Purchases and sales
Purchases	—
Sales	(115,424)
Closing balance at September 30, 2019	674,091
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$3,408

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2019	$1,041,490
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	280,565
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	1,322,055
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$280,565

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2019	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(242,579)
Included in net change in unrealized appreciation (depreciation) on investments	244,501
Purchases and sales
Purchases	—
Sales	(1,922)
Closing balance at September 30, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$21,018
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	212
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	21,230
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$212

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$371,141
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(370,332)
Included in net change in unrealized appreciation (depreciation) on investments	511,477
Purchases and sales
Purchases	—
Sales	(361,520)
Closing balance at September 30, 2019	150,766
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$1,508

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2019	$705,184
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	189,967
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2019	895,151
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$189,967

Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2019	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(423,689)
Included in net change in unrealized appreciation (depreciation) on investments	427,047
Purchases and sales
Purchases	—
Sales	(3,358)
Closing balance at September 30, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2019	$—

*Includes securities that are fair valued at zero.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2019. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value September 30, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	1,094,277	Market Approach	Market Quotation	N/A*	N/A
Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	664,539	Market Approach	Market Quotation	N/A*	N/A
Alger Mid Cap Growth Portfolio
Common Stocks	$72,289	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	333,253	Market Approach	Market Quotation	N/A*	N/A
	340,838	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	1,322,055	Income Approach	Discount Rate	6.10%-6.35%	N/A
Alger SMid Cap Focus Portfolio
Preferred Stocks	$21,230	Income Approach	Discount Rate	49.50%-55.00%	N/A
Alger Small Cap Growth Portfolio
Preferred Stocks	$150,766	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	895,151	Income Approach	Discount Rate	6.10%-6.35%	N/A

* The Portfolio utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Portfolio at September 30, 2019.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

As of September 30, 2019 there were no transfers of securities between Level 1 and Level 2.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2019, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents:
Alger Capital Appreciation Portfolio	$3,444,396	$—	$3,444,396	$—
Alger Large Cap Growth Portfolio	7,724,787	—	7,724,787	—
Alger Growth & Income Portfolio	746,913	—	746,913	—
Alger Mid Cap Growth Portfolio	4,287,482	—	4,287,482	—
Alger SMid Cap Focus Portfolio	38,183	—	38,183	—
Alger Small Cap Growth Portfolio	7,986,445	—	7,986,445	—
Alger Balanced Portfolio	2,276,823	—	2,276,823	—
Total	$26,505,029	$—	$26,505,029	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments held by the Portfolios as of September 30, 2019.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended September 30, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
Security	December 31, 2018	Purchases/ Conversion	Sales/ Conversion	September 30, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	September 30, 2019
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	720,383	—	—	720,383	$—	$—	$1,505,601	$8,630,189
Total					$—	$—	$1,505,601	$8,630,189

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
Security	December 31, 2018	Purchases/ Conversion	Sales/ Conversion	September 30, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	September 30, 2019
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	170,419	—	—	170,419	$—	$—	$3,408	$340,838
Total					$—	$—	$3,408	$340,838

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
Security	December 31, 2018	Purchases/ Conversion	Sales/ Conversion	September 30, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	September 30, 2019
Alger SMid Cap Focus Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	10,615	—	—	10,615	$—	$—	$212	$21,230
Total					$—	$—	$212	$21,230

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
Security	December 31, 2018	Purchases/ Conversion	Sales/ Conversion	September 30, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	September 30, 2019
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	75,383	—	—	75,383	$—	$—	$1,508	$150,766
Total					$—	$—	$1,508	$150,766